UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA BALANCED STRATEGY FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2004

[LOGO OF USAA]
   USAA(R)

                              USAA BALANCED
                                    STRATEGY Fund

                                [GRAPHIC OF USAA BALANCED STRATEGY FUND]

                              Quarterly Portfolio of Investments

--------------------------------------------------------------------------------

     AUGUST 31, 2004

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA BALANCED STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES    SECURITY                                                    (000)
------------------------------------------------------------------------------
             STOCKS (62.6%)

             ADVERTISING (0.6%)
   72,100    Lamar Advertising Co.*                                    $ 3,150
                                                                       -------
             AEROSPACE & DEFENSE (2.7%)
   25,900    Engineered Support Systems, Inc.                            1,119
   30,200    General Dynamics Corp.                                      2,949
   61,500    Precision Castparts Corp.                                   3,388
   65,900    Rockwell Collins, Inc.                                      2,266
   51,500    United Technologies Corp.                                   4,837
                                                                       -------
                                                                        14,559
                                                                       -------
             AIR FREIGHT & LOGISTICS (0.6%)
   39,900    FedEx Corp.                                                 3,271
                                                                       -------
             ALUMINUM (0.6%)
   95,900    Alcoa, Inc.                                                 3,105
                                                                       -------
             APPAREL, ACCESSORIES, & LUXURY GOODS (0.8%)
   20,000    Coach, Inc.*                                                  843
   38,000    Columbia Sportswear Co.*                                    2,073
   37,800    Liz Claiborne, Inc.                                         1,439
                                                                       -------
                                                                         4,355
                                                                       -------
             APPAREL RETAIL (0.9%)
   27,500    Chico's FAS, Inc.*                                          1,125
  115,600    Gap, Inc.                                                   2,166
   79,950    Pacific Sunwear of California, Inc.*                        1,532
                                                                       -------
                                                                         4,823
                                                                       -------
             APPLICATION SOFTWARE (0.3%)
   68,530    Cadence Design Systems, Inc.*                                 852
   27,200    Manhattan Associates, Inc.*                                   635
                                                                       -------
                                                                         1,487
                                                                       -------
             ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
   73,400    Federated Investors, Inc. "B"                               2,118
                                                                       -------

             AUTO PARTS & EQUIPMENT (0.2%)
   22,300    Lear Corp.                                                  1,202
                                                                       -------

             BIOTECHNOLOGY (0.4%)
   41,600    Genzyme Corp.*                                              2,246
                                                                       -------
             COMMUNICATIONS EQUIPMENT (2.2%)
  249,300    Cisco Systems, Inc.*                                        4,677
  191,700    Corning, Inc.*                                              1,940
  120,500    Motorola, Inc.                                              1,946
  167,900    Polycom, Inc.*                                              3,279
                                                                       -------
                                                                        11,842
                                                                       -------
             COMPUTER HARDWARE (1.0%)
  107,400    Dell, Inc.*                                                 3,742
   19,800    IBM Corp.                                                   1,677
                                                                       -------
                                                                         5,419
                                                                       -------

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                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES    SECURITY                                                    (000)
------------------------------------------------------------------------------
             COMPUTER STORAGE & PERIPHERALS (0.1%)
   29,800    SanDisk Corp.*                                           $    696
                                                                      --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
   16,000    Caterpillar, Inc.                                           1,163
                                                                      --------
             CONSUMER FINANCE (0.3%)
   35,500    American Express Co.                                        1,776
                                                                      --------
             DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
   17,600    DST Systems, Inc.*                                            796
  113,800    First Data Corp.                                            4,808
   24,800    SunGard Data Systems, Inc.*                                   571
                                                                      --------
                                                                         6,175
                                                                      --------
             DISTILLERS & VINTNERS (0.1%)
   10,700    Constellation Brands, Inc. "A"*                               393
                                                                      --------
             DIVERSIFIED BANKS (1.9%)
  224,000    Bank of America Corp.                                      10,076
                                                                      --------
             DIVERSIFIED CHEMICALS (0.7%)
   92,500    Du Pont (E.I.) De Nemours & Co.                             3,909
                                                                      --------
             DIVERSIFIED COMMERCIAL SERVICES (1.3%)
  133,100    ARAMARK Corp. "B"                                           3,369
   38,100    ChoicePoint, Inc.*                                          1,610
   57,800    ITT Educational Services, Inc.*                             1,998
                                                                      --------
                                                                         6,977
                                                                      --------
             ELECTRIC UTILITIES (0.3%)
   43,700    Southern Co.                                                1,326
                                                                      --------
             EXCHANGE-TRADED FUNDS (1.5%)
   73,600    iShares Russell 2000 Growth Index Fund(i)                   4,092
   36,900    MidCap SPDR Trust Series 1                                  3,911
                                                                      --------
                                                                         8,003
                                                                      --------
             GAS UTILITIES (0.2%)
   50,800    Nisource, Inc.                                              1,057
                                                                      --------
             HEALTH CARE EQUIPMENT (1.9%)
   52,900    Diagnostic Products Corp.                                   2,138
   34,500    Fisher Scientific International, Inc.*                      1,966
   98,900    Medtronic, Inc.                                             4,920
   38,600    Viasys Healthcare, Inc.*                                      562
   10,700    Waters Corp.*                                                 463
                                                                      --------
                                                                        10,049
                                                                      --------
             HEALTH CARE FACILITIES (0.6%)
  109,000    Odyssey Healthcare, Inc.*                                   1,931
   37,400    Triad Hospitals, Inc.*                                      1,189
                                                                      --------
                                                                         3,120
                                                                      --------
             HEALTH CARE SERVICES (0.4%)
   63,100    Medco Health Solutions, Inc.*                               1,971
                                                                      --------

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                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES    SECURITY                                                    (000)
------------------------------------------------------------------------------
             HEALTH CARE SUPPLIES (0.3%)
   16,300    Cooper Companies, Inc.                                   $    944
   23,500    Edwards Lifesciences Corp.*                                   830
                                                                      --------
                                                                         1,774
                                                                      --------
             HOME ENTERTAINMENT SOFTWARE (0.3%)
   25,600    Electronic Arts, Inc.*                                      1,274
   27,800    THQ, Inc.*                                                    528
                                                                      --------
                                                                         1,802
                                                                      --------
             HOME IMPROVEMENT RETAIL (0.9%)
   98,300    Lowe's Companies, Inc.                                      4,886
                                                                      --------
             HOMEBUILDING (0.4%)
   66,450    D.R. Horton, Inc.                                           2,056
                                                                      --------
             HOUSEHOLD PRODUCTS (0.6%)
   54,800    Procter & Gamble Co.                                        3,067
                                                                      --------
             HYPERMARKETS & SUPER CENTERS (0.8%)
   84,600    Wal-Mart Stores, Inc.                                       4,456
                                                                      --------
             INDUSTRIAL CONGLOMERATES (3.3%)
   36,400    3M Co.                                                      2,998
  276,600    General Electric Co.                                        9,070
  172,100    Tyco International Ltd.                                     5,390
                                                                      --------
                                                                        17,458
                                                                      --------
             INSURANCE BROKERS (0.5%)
   76,400    Arthur J. Gallagher & Co.                                   2,434
                                                                      --------
             INTEGRATED OIL & GAS (2.2%)
   43,912    ChevronTexaco Corp.                                         4,282
  161,000    Exxon Mobil Corp.                                           7,422
                                                                      --------
                                                                        11,704
                                                                      --------
             INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
  170,600    Sprint Corp. - FON Group                                    3,357
                                                                      --------
             INTERNET SOFTWARE & SERVICES (0.9%)
  141,800    VeriSign, Inc.*                                             2,462
   73,100    Yahoo!, Inc.*                                               2,084
                                                                      --------
                                                                         4,546
                                                                      --------
             INVESTMENT BANKING & BROKERAGE (1.3%)
  189,400    E-Trade Group, Inc.*                                        2,231
   97,100    Merrill Lynch & Co., Inc.                                   4,959
                                                                      --------
                                                                         7,190
                                                                      --------
             MANAGED HEALTH CARE (0.6%)
   18,800    Coventry Health Care, Inc.*                                   955
   45,100    Health Net, Inc.*                                           1,170
   25,400    Pacificare Health Systems, Inc. "A"*                          828
                                                                      --------
                                                                         2,953
                                                                      --------
             METAL & GLASS CONTAINERS (1.0%)
  222,700    Pactiv Corp.*                                               5,267
                                                                      --------

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                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES    SECURITY                                                    (000)
------------------------------------------------------------------------------
             MOVIES & ENTERTAINMENT (1.4%)
  457,300    Time Warner, Inc.*                                       $  7,477
                                                                      --------
             MULTI-LINE INSURANCE (1.4%)
  102,700    American International Group, Inc.                          7,316
                                                                      --------
             OIL & GAS DRILLING (0.2%)
   44,000    Ensco International, Inc.                                   1,283
                                                                      --------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
   63,800    Schlumberger Ltd. (Netherlands)                             3,943
                                                                      --------
             OIL & GAS EXPLORATION & PRODUCTION (1.3%)
   91,700    Apache Corp.                                                4,098
  171,700    Chesapeake Energy Corp.                                     2,426
   17,400    XTO Energy, Inc.                                              488
                                                                      --------
                                                                         7,012
                                                                      --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.4%)
  217,239    Citigroup, Inc.                                            10,119
   82,800    Principal Financial Group, Inc.                             2,874
                                                                      --------
                                                                        12,993
                                                                      --------
             PACKAGED FOODS & MEAT (0.3%)
   84,700    Hain Celestial Group, Inc.*                                 1,486
                                                                      --------
             PAPER PRODUCTS (0.5%)
   60,800    International Paper Co.                                     2,433
                                                                      --------
             PERSONAL PRODUCTS (0.8%)
  104,600    Gillette Co.                                                4,445
                                                                      --------
             PHARMACEUTICALS (5.1%)
  108,900    Abbott Laboratories                                         4,540
   51,400    Biovail Corp. (Canada)*                                       779
   60,700    Eli Lilly & Co.                                             3,851
   66,900    King Pharmaceuticals, Inc.*                                   834
  259,900    Pfizer, Inc.                                                8,491
  222,600    Schering-Plough Corp.                                       4,109
   32,000    Watson Pharmaceuticals, Inc.*                                 881
  105,300    Wyeth                                                       3,851
                                                                      --------
                                                                        27,336
                                                                      --------
             PROPERTY & CASUALTY INSURANCE (1.0%)
   28,500    Ambac Financial Group, Inc.                                 2,152
   97,087    St. Paul Travelers Companies, Inc.                          3,368
                                                                      --------
                                                                         5,520
                                                                      --------
             RAILROADS (0.8%)
   83,700    CSX Corp.                                                   2,643
   63,800    Norfolk Southern Corp.                                      1,812
                                                                      --------
                                                                         4,455
                                                                      --------
             REGIONAL BANKS (0.4%)
   35,000    Zions Bancorp                                               2,180
                                                                      --------

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES    SECURITY                                                    (000)
------------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (1.1%)
  141,000    Applied Materials, Inc.*                                 $  2,240
   33,800    KLA-Tencor Corp.*                                           1,263
   26,300    Novellus Systems, Inc.*                                       643
   60,000    Varian Semiconductor Equipment Associates, Inc.*            1,680
                                                                      --------
                                                                         5,826
                                                                      --------
             SEMICONDUCTORS (1.7%)
   65,300    Analog Devices, Inc.                                        2,267
   58,000    Fairchild Semiconductor International, Inc. "A"*              715
  162,600    Intel Corp.                                                 3,462
   21,400    International Rectifier Corp.*                                703
  100,500    Texas Instruments, Inc.                                     1,964
                                                                      --------
                                                                         9,111
                                                                      --------
             SOFT DRINKS (1.0%)
  111,000    PepsiCo, Inc.                                               5,550
                                                                      --------
             SPECIALTY STORES (2.0%)
   65,300    Michaels Stores, Inc.                                       3,744
   49,700    O'Reilly Automotive, Inc.*                                  1,959
   53,400    Petco Animal Supplies, Inc.*                                1,768
   33,900    PETsMART, Inc.                                                951
   86,400    Staples, Inc.                                               2,478
                                                                      --------
                                                                        10,900
                                                                      --------
             SYSTEMS SOFTWARE (2.3%)
  444,300    Microsoft Corp.                                            12,129
                                                                      --------
             TECHNOLOGY DISTRIBUTORS (0.4%)
   26,400    CDW Corp.                                                   1,544
   54,900    Ingram Micro, Inc. "A"*                                       814
                                                                      --------
                                                                         2,358
                                                                      --------
             THRIFTS & MORTGAGE FINANCE (0.9%)
   88,498    Countrywide Financial Corp.                                 3,146
   23,800    Fannie Mae                                                  1,772
                                                                      --------
                                                                         4,918
                                                                      --------
             TOBACCO (0.7%)
   81,200    Altria Group, Inc.                                          3,975
                                                                      --------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
   13,400    Fastenal Co.                                                  841
                                                                      --------
             TRUCKING (0.3%)
   35,100    Yellow Roadway Corp.*                                       1,440
                                                                      --------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
  145,600    Nextel Communications, Inc. "A"*                            3,376
                                                                      --------
             Total stocks (cost: $319,818)                             335,521
                                                                      --------

6

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                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                              COUPON                          VALUE
    (000)   SECURITY                                                     RATE         MATURITY         (000)
------------------------------------------------------------------------------------------------------------
            BONDS (33.1%)

            CORPORATE OBLIGATIONS (13.9%)

            AEROSPACE & DEFENSE (0.2%)
  $ 1,000   Boeing Capital Corp., Senior Notes                           5.40%      11/30/2009      $  1,060
                                                                                                    --------
            APPAREL, ACCESSORIES, & LUXURY GOODS (0.2%)
    1,000   Kellwood Co., Senior Notes                                   7.88        7/15/2009         1,122
                                                                                                    --------
            BREWERS (0.2%)
    1,000   Miller Brewing Co., Guaranteed Notes(a)                      4.25        8/15/2008         1,018
                                                                                                    --------
            BROADCASTING & CABLE TV (0.6%)
    1,000   Comcast Cable Communications, Inc., Senior Notes             6.88        6/15/2009         1,114
    1,000   Continental Cablevision, Inc., Debentures                    9.50        8/01/2013         1,102
    1,000   Cox Communications, Inc., Notes                              4.63        6/01/2013           917
                                                                                                    --------
                                                                                                       3,133
                                                                                                    --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    1,000   John Deere Capital Corp., MTN, Senior Notes                  2.03(d)     5/20/2005         1,002
                                                                                                    --------
            CONSUMER FINANCE (1.8%)
    2,500   American Express Credit Corp., Notes                         1.74(d)     9/19/2006         2,505
    1,000   American Honda Finance Corp., MTN(a)                         1.77(d)     5/11/2007         1,000
    1,000   Ford Motor Credit Corp., Global Notes                        7.60        8/01/2005         1,043
    1,000   General Motors Acceptance Corp., Notes                       2.88(d)    10/20/2005         1,008
    2,000   Household Finance Corp., Notes                               6.38       10/15/2011         2,208
    2,000   SLM Corp., Notes                                             5.38        1/15/2013         2,068
                                                                                                    --------
                                                                                                       9,832
                                                                                                    --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    1,000   Fiserv, Inc., Notes                                          4.00        4/15/2008         1,014
                                                                                                    --------
            DIVERSIFIED BANKS (0.6%)
    2,050   First Union Corp., Bond                                      6.82        8/01/2026(c)      2,518
    1,000   U.S. Central Credit Union, Senior Notes                      2.70        9/30/2009           982
                                                                                                    --------
                                                                                                       3,500
                                                                                                    --------
            DIVERSIFIED METALS & MINING (0.2%)
    1,000   Glencore Funding LLC, Notes(a)                               6.00        4/15/2014           965
                                                                                                    --------
            ELECTRIC UTILITIES (1.9%)
    2,000   El Paso Electric Co., First Mortgage Bond, Series E          9.40        5/01/2011         2,260
    1,000   Entergy Mississippi, Inc., First Mortgage Bonds              5.15        2/01/2013         1,010
    1,000   Northern States Power Co., First Mortgage Bonds              2.88        8/01/2006         1,000
      977   Oglethorpe Power Corp., Secured Series Facility Bonds        6.97        6/30/2011         1,056
    1,000   Power Contract Financing, Senior Notes(a)                    6.26        2/01/2010         1,032
    1,000   PPL Capital Funding, Inc., Guaranteed Notes, Series A        4.33        3/01/2009           991
    1,000   Public Service Electric & Gas Co., First Mortgage Bond,
              Series A                                                   1.70(d)     6/23/2006         1,000
    1,000   Sempra Energy ESOP (NBGA - Sempra Energy)(a)                 4.21       11/01/2014(c)      1,020
      800   Teco Energy, Inc., Senior Notes                             10.50       12/01/2007           928
                                                                                                    --------
                                                                                                      10,297
                                                                                                    --------
            ENVIRONMENTAL SERVICES (0.2%)
    1,000   WMX Technologies, Inc., Senior Notes                         7.38        8/01/2010         1,152
                                                                                                    --------

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                              COUPON                          VALUE
    (000)   SECURITY                                                     RATE          MATURITY        (000)
------------------------------------------------------------------------------------------------------------
            FOOD RETAIL (0.2%)
  $ 1,000   Safeway Inc., Notes                                          5.80%        8/15/2012     $  1,047
                                                                                                    --------
            GAS UTILITIES (1.1%)
    1,000   Entergy-Koch, LP, Senior Notes(a)                            3.65         8/20/2006        1,008
    1,000   Noram Energy Corp., Debentures                               6.50         2/01/2008        1,082
    1,000   Peoples Energy Corp., Notes                                  6.90         1/15/2011        1,113
    2,000   Texas Gas Transmission Corp., LLC, Notes                     4.60         6/01/2015        1,917
    1,000   Valero Logistics Operations, LP, Senior Notes                6.05         3/15/2013        1,057
                                                                                                    --------
                                                                                                       6,177
                                                                                                    --------
            HEALTH CARE FACILITIES (0.2%)
    1,000   HCA, Inc., Notes                                             5.25        11/06/2008        1,021
                                                                                                    --------
            HOUSEWARES & SPECIALTIES (0.3%)
    1,380   Newell Rubbermaid, Inc., MTN, Series A                       6.35         7/15/2008        1,486
                                                                                                    --------
            INTEGRATED OIL & GAS (0.2%)
    1,000   Occidental Petroleum Corp., Senior Notes                     5.88         1/15/2007        1,066
                                                                                                    --------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    1,000   Citizens Communications Co., Notes                           8.50         5/15/2006        1,078
                                                                                                    --------
            INVESTMENT BANKING & BROKERAGE (0.2%)
    1,000   Morgan Stanley, Subordinated Notes                           4.75         4/01/2014          969
                                                                                                    --------
            LIFE & HEALTH INSURANCE (0.2%)
    1,000   Phoenix Home Life Mutual Insurance, Notes(a)                 6.95        12/01/2006        1,064
                                                                                                    --------
            METAL & GLASS CONTAINERS (0.2%)
    1,000   Pactiv Corp., Notes                                          7.20        12/15/2005        1,056
                                                                                                    --------
            MOVIES & ENTERTAINMENT (0.4%)
    1,000   AOL Time Warner, Inc., Notes                                 5.63         5/01/2005        1,022
    1,000   AOL Time Warner, Inc., Notes                                 6.88         5/01/2012        1,115
                                                                                                    --------
                                                                                                       2,137
                                                                                                    --------
            MULTI-LINE INSURANCE (0.2%)
    1,000   American General Finance Corp., Notes                        1.60(d)      3/29/2006        1,001
                                                                                                    --------
            MULTI-UTILITIES & UNREGULATED POWER (0.2%)
    1,000   Duke Capital Corp., Senior Notes                             5.50         3/01/2014        1,000
                                                                                                    --------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
    1,000   Halliburton Co., Senior Notes(a)                             2.41(d)      1/26/2007        1,001
                                                                                                    --------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    1,000   Devon Financing Corp., ULC, Notes                            6.88         9/30/2011        1,130
                                                                                                    --------
            OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.2%)
    1,000   Magellan Midstream Partners LP, Notes                        6.45         6/01/2014        1,052
                                                                                                    --------

8

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                              COUPON                          VALUE
    (000)   SECURITY                                                     RATE          MATURITY        (000)
------------------------------------------------------------------------------------------------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
  $ 1,000   Citigroup, Inc., Global Notes                                4.25%        7/29/2009     $  1,021
    1,000   Textron Financial Corp., Notes                               2.75         6/01/2006          998
                                                                                                    --------
                                                                                                       2,019
                                                                                                    --------
            PACKAGED FOODS & MEAT (0.2%)
    1,000   General Mills, Inc., Notes                                   2.63        10/24/2006          988
                                                                                                    --------
            PAPER PRODUCTS (0.2%)
    1,000   MeadWestVaco Corp., Notes                                    1.89(d)     12/01/2005        1,001
                                                                                                    --------
            PROPERTY & CASUALTY INSURANCE (0.4%)
    1,000   21st Century Insurance Group, Senior Notes                   5.90        12/15/2013        1,035
    1,000   Ohio Casualty Corp., Notes                                   7.30         6/15/2014        1,038
                                                                                                    --------
                                                                                                       2,073
                                                                                                    --------
            REAL ESTATE INVESTMENT TRUSTS (1.2%)
    1,000   Duke Realty LP, Notes                                        5.40         8/15/2014        1,013
    1,000   iStar Financial, Inc., Senior Notes, Series B                5.13         4/01/2011          993
    1,000   Liberty Property LP, Senior Notes                            5.65         8/15/2014        1,011
    1,000   Nationwide Health Properties, Inc., MTN, Series B            7.60         5/10/2007        1,089
    2,000   Pan Pacific Retail Properties, Inc., Notes                   7.95         4/15/2011        2,318
                                                                                                    --------
                                                                                                       6,424
                                                                                                    --------
            REGIONAL BANKS (0.6%)
    1,000   Bank of Hawaii, Notes                                        6.88         3/01/2009        1,119
    1,000   Imperial Bank, Subordinated Capital Notes                    8.50         4/01/2009        1,183
    1,000   Union Planters Bank, N.A., Subordinated Notes                6.50         3/15/2018(c)     1,084
                                                                                                    --------
                                                                                                       3,386
                                                                                                    --------
            REINSURANCE (0.2%)
    1,000   Montpelier Re Holdings Ltd., Senior Notes                    6.13         8/15/2013        1,038
                                                                                                    --------
            THRIFTS & MORTGAGE FINANCE (0.2%)
    1,000   Independence Community Bank Corp., Notes(m)                  3.50         6/20/2013          971
                                                                                                    --------
            Total corporate obligations (cost: $71,689)                                               74,280
                                                                                                    --------
            EURODOLLAR AND YANKEE OBLIGATIONS (1.0%)

            DIVERSIFIED BANKS (0.4%)
    1,000   Bayerische Landesbank, MTN (Germany)                         2.60        10/16/2006          997
    1,000   Nordea Bank AB, Subordinated Notes (Sweden)(a)               5.25        11/30/2012        1,035
                                                                                                    --------
                                                                                                       2,032
                                                                                                    --------
            DIVERSIFIED METALS & MINING (0.4%)
    2,000   Brascan Corp., Notes (Canada)                                8.13        12/15/2008        2,297
                                                                                                    --------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    1,000   Deutsche Telekom International Finance B.V.,
              Notes (Germany)                                            8.25         6/15/2005        1,045
                                                                                                    --------
            Total eurodollar and yankee obligations (cost: $5,021)                                     5,374
                                                                                                    --------
            ASSET-BACKED SECURITIES (5.0%)

            AIRLINES (0.4%)
      665   America West Airlines, Inc., Pass-Through Certificates,
              Series 1996-1, Class A, EETC                               6.85         7/02/2009          670
      852   American Airlines, Pass-Through Certificates,
              Series 2002-1, Class G, EETC (INS)                         2.18(d)      9/23/2007          857

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                              COUPON                          VALUE
    (000)   SECURITY                                                     RATE          MATURITY        (000)
------------------------------------------------------------------------------------------------------------
  $   866    Northwest Airlines Corp., Pass-Through Certificates,
               Series 1999-2A, EETC                                      7.58%        3/01/2019     $    868
                                                                                                    --------
                                                                                                       2,395
                                                                                                    --------
             ASSET-BACKED FINANCING (4.6%)
    1,000    AESOP Funding II, LLC, Series 2004-2A, Class A1(a)          2.76         4/20/2008          994
    2,000    Bank One Issuance Trust, Notes, Series 2003-A2,
               Class A2                                                  1.65(d)     10/15/2008        2,003
    1,000    Capital One Multi-Asset Execution Trust, Notes,
               Series 2003-C2, Class C2                                  4.32         4/15/2009        1,018
    2,000    Citibank Credit Card Issuance Trust, Series 2001-A8,
               Class A8                                                  4.10        12/07/2006        2,013
    4,000    Consumers Funding, LLC, Series 2001-1, Class A5             5.43         4/20/2015        4,256
    1,000    DaimlerChrysler Auto Trust, Series 2003-A , Class A3        2.12        11/08/2006        1,000
    1,000    Detroit Edison Securitization Funding, LLC,
               Series 2001-1, Class A5                                   6.42         3/01/2015        1,128
    1,000    Ford Credit Auto Owner Trust, Series 2004-A,
               Class A2                                                  2.13        10/15/2006        1,000
    1,000    Honda Auto Receivables Owner Trust, Series 2003-3,
               Class A3                                                  2.14         4/23/2007          999
    2,010    MBNA Credit Card Master Note Trust, Series 2002-A6,
               Class A6                                                  3.90        11/15/2007        2,038
    2,000    Nissan Auto Receivables Owner Trust, Series 2004-A,
               Class A2                                                  1.40         7/17/2006        1,994
      781    Oncor Electric Delivery Transition Bond Co., Bonds,
               Series 2003-1,Class A1                                    2.26         2/15/2009          779
    2,000    SLM Student Loan Trust, Series 2004-8, Class A2(l)          1.71(d)      7/25/2013        2,000
    1,237    Toyota Auto Receivables Owner Trust, Series 2003-B,
               Class A2                                                  1.43         2/15/2006        1,235
    2,000    Whole Auto Loan Trust, Series 2003-1, Class A3B(a)          1.99         5/15/2007        1,994
                                                                                                    --------
                                                                                                      24,451
                                                                                                    --------
             Total asset-backed securities (cost: $26,352)                                            26,846
                                                                                                    --------
             COMMERCIAL MORTGAGE SECURITIES (0.7%)

             COMMERICAL MORTGAGE-BACKED SECURITIES (0.5%)
    1,000    Credit Suisse First Boston Mortgage Securities Corp.,
               Series 1998-C1, Class D                                   7.17         5/17/2040        1,120
      504    LB Commercial Conduit Mortgage Trust, Series 1995-C2,
               Class C                                                   7.78         9/25/2025          511
    1,250    Merrill Lynch Mortgage Investors, Inc., Series 1998-C1,
               Class A2                                                  6.48        11/15/2026        1,350
                                                                                                    --------
                                                                                                       2,981
                                                                                                    --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES
               (0.2%)(g)
   10,000    Greenwich Capital Commercial Funding Corp.,
               Series 2002-C1, Class XP (acquired 8/13/2003;
               cost $1,026)(a,b)                                         2.29         1/11/2035          862
                                                                                                    --------
             Total commercial mortgage securities (cost: $3,810)                                       3,843
                                                                                                    --------
             U.S. GOVERNMENT AGENCY ISSUES (7.4%)(k)

             DEBENTURES (1.4%)
             Fannie Mae,(+)
    2,000      CPI Floating-Rate Note                                    4.19(d)      2/17/2009        2,021
    2,000      Subordinate Note                                          5.25         8/01/2012        2,082
    3,000      Benchmark Note                                            5.38        11/15/2011        3,212
                                                                                                    --------
                                                                                                       7,315
                                                                                                    --------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.3%)
    1,952    Freddie Mac, Pool C79394(+)                                 5.50         4/01/2033        1,989
             Government National Mortgage Assn. I,
    3,426      Pool 603868                                               5.50         1/15/2033        3,500
      359      Pool 587184                                               7.00         4/15/2032          383
      991    Government National Mortgage Assn. II, Pool 781494          6.50         8/20/2031        1,046
                                                                                                    --------
                                                                                                       6,918
                                                                                                    --------
             COLLATERALIZED MORTGAGE OBLIGATIONS (4.4%)
             Fannie Mae,(+)
    1,000      Series 2001-25 D                                          6.00         2/25/2014        1,015
    2,000      Series 1999-25 VB                                         6.00         4/25/2016        2,036
    2,000      Series 2001-20 VB                                         6.00         9/25/2017        2,045
    2,000      Series 2001-29 VB                                         6.50         8/25/2016        2,050

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                              COUPON                          VALUE
    (000)   SECURITY                                                     RATE          MATURITY        (000)
------------------------------------------------------------------------------------------------------------
            Freddie Mac,(+)
  $ 2,506     Series 2435 VG                                             6.00%        2/15/2013    $   2,653
    4,000     Series 2389 VH                                             6.00        12/01/2031        4,171
    4,000     Series 2427 VL                                             6.50        11/15/2017        4,147
    2,000     Series 2445 VD                                             6.50         4/15/2018        2,091
            Government National Mortgage Assn. I,
    1,000     Series 1999-14 VD                                          6.00         3/20/2014        1,051
      357     Series 1999-11 VC                                          6.50         5/20/2014          358
    2,000     Series 2001-49 VB                                          7.00        11/16/2016        2,109
                                                                                                    --------
                                                                                                      23,726
                                                                                                    --------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.3%)
    1,810   Rowan Companies, Inc., Title XI, Guaranteed Bond             2.80        10/20/2013        1,728
                                                                                                    --------
            Total U.S. government agency issues (cost: $38,299)                                       39,687
                                                                                                    --------
            U.S. TREASURY SECURITIES (4.4%)

            INFLATION-INDEXED NOTES (1.2%)(f)
    5,449   3.50%, 1/15/2011                                                                           6,169
                                                                                                    --------
            NOTES (3.2%)
   12,000   4.00%, 2/15/2014(i)                                                                       11,901
    5,000   4.75%, 5/15/2014(i)                                                                        5,249
                                                                                                    --------
                                                                                                      17,150
                                                                                                    --------
            Total U.S. Treasury securities (cost: $22,454)                                            23,319
                                                                                                    --------
            MUNICIPAL BONDS (0.7%)

            COMMUNITY SERVICE (0.2%)
    1,000   Jicarilla Apache Nation, NM, RB                              2.95        12/01/2006        1,000
                                                                                                    --------
            ELECTRIC UTILITIES (0.1%)
    1,000   Ohio Edison Co., Water Development Auth. PCRB,
              Series 1999A                                               2.25         6/01/2033(c)       988
                                                                                                    --------
            ENVIRONMENTAL SERVICES (0.2%)
    1,000   California State Financing Auth. PCRB (Republic
              Services, Inc.)                                            2.00        12/01/2033(c)     1,000
                                                                                                    --------
            SPECIAL ASSESSMENT/TAX/FEE (0.2%)
    1,000   Short Pump Town Center Community Development Auth.,
              VA, RB(a)                                                  4.85         2/01/2006          997
                                                                                                    --------
            Total municipal bonds (cost: $4,000)                                                       3,985
                                                                                                    --------
            Total bonds (cost: $171,625)                                                             177,334
                                                                                                    --------
            MONEY MARKET INSTRUMENTS (3.9%)

            COMMERCIAL PAPER (1.2%)
            -----------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES
    6,420   Wheels, Inc.(a,o)                                            1.62         9/01/2004        6,420
                                                                                                    --------
            VARIABLE-RATE DEMAND NOTES (1.4%)(e)
            ------------------------------------
            ELECTRIC UTILITIES (0.1%)
      600   Sempra Energy ESOP, Series 1999A (NBGA - Sempra
              Energy)(a)                                                 1.93        11/01/2014          600
                                                                                                    --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                              COUPON                          VALUE
    (000)   SECURITY                                                     RATE          MATURITY        (000)
------------------------------------------------------------------------------------------------------------
            HEALTH CARE FACILITIES (0.6%)
  $ 3,145   Vista Funding Corp., Series 2000A (LOC - Sky Bank)           2.63%        6/01/2025     $  3,145
                                                                                                    --------
            REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
    1,925   145 Associates Ltd., Notes, Series 2000 (LOC - Sky Bank)     2.63        10/01/2020        1,925
    1,890   CAH Holdings, Inc. (LOC - First Commercial Bank)             1.84         8/01/2028        1,890
                                                                                                    --------
                                                                                                       3,815
                                                                                                    --------
                                                                                                       7,560
                                                                                                    --------

   NUMBER
OF SHARES
---------
            MONEY MARKET FUNDS (1.3%)
            -------------------------
6,765,859   SSgA Prime Money Market Fund                                 1.31(j)             -         6,766
                                                                                                    --------
            Total money market instruments (cost: $20,746)                                            20,746
                                                                                                    --------

PRINCIPAL
   AMOUNT
    (000)
---------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH
            COLLATERAL FROM SECURITIES LOANED (4.0%)(h)

            CORPORATE OBLIGATIONS (0.9%)
            ----------------------------
            LIFE & HEALTH INSURANCE
  $ 5,000   Monumental Global Funding II, Notes(a)                       1.60(d)      5/02/2005        5,007
                                                                                                    --------
            REPURCHASE AGREEMENTS (2.6%)
            ----------------------------
    5,000   Bear Stearns & Co., Inc., 1.56%, acquired on 8/31/2004
              and due 9/01/2004 at $5,000 (collateralized by $5,125
              of Federal Home Loan Bank Bonds/Notes(k,+), 5.50% -
              7.40%(d), due 4/12/2019 - 7/08/2019; market value
              $5,115)(n)                                                                               5,000
    9,000   Cs First Boston LLC, 1.58%, acquired on 8/31/2004 and
              due 9/01/2004 at $9,000 (collateralized by $9,245 of
              U.S. Treasury Notes, 2.63%, due 5/15/2008; market
              value $9,181)(n)                                                                         9,000
                                                                                                    --------
                                                                                                      14,000
                                                                                                    --------

   NUMBER
OF SHARES
---------
            MONEY MARKET FUNDS (0.5%)
            -------------------------
1,580,537   AIM Short-Term Investment Co. Liquid Assets Portfolio        1.46%(j)            -         1,581
1,024,041   Merrill Lynch Premier Institutional Fund                     1.45%(j)            -         1,024
                                                                                                    --------
                                                                                                       2,605
                                                                                                    --------
            Total short-term investments purchased with cash
              collateral from securities loaned (cost: $21,612)                                       21,612
                                                                                                    --------

            TOTAL INVESTMENTS (COST: $533,801)                                                      $555,213
                                                                                                    ========

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USAA BALANCED STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this quarterly report pertains only to the USAA Balanced Strategy Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or the official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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           (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

             6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of August 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements. Gross unrealized appreciation and depreciation of investments as of August 31, 2004, were $32,160,000 and $10,748,000, respectively, resulting in net unrealized appreciation of $21,412,000.

         C. The percentages shown represent the percentages of the investments to net assets, which were $535,738,000 at August 31, 2004, and, in total, may not equal 100%. Investments in foreign securities were 1.9% of net assets as of August 31, 2004.

         D. SPDR - Standard & Poor's depositary receipt, or "Spider" is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange
             (AMEX).

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         CPI     Consumer Price Index

         EETC    Enhanced Equipment Trust Certificate

         ESOP    Employee Stock Ownership Plan

         MTN     Medium-Term Note

         PCRB    Pollution Control Revenue Bond

         RB      Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement.

         (INS) Scheduled principal and interest payments are insured by MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager under guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, and valued using methods determined by a pricing service, under valuation procedures approved by the

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           (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

             Trust's Board of Trustees. The market value of this security at August 31, 2004, was $862,000, which represented 0.2% of the Fund's net assets.

         (c) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature may shorten the effective maturity of the security.

         (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2004.

         (e) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (g) Interest-only commercial mortgage-backed security (IO CMBS) - represents the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which the current interest rate is calculated. IO CMBS is backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBS is subject to recessionary default-related prepayments that may have a negative impact on yield.

         (h) The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (i) The security or a portion thereof was out on loan as of August 31, 2004. The fair market value of these securities was approximately $21,209,000.

         (j) Rate represents the money market fund annualized seven-day yield at August 31, 2004.

         (k) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (l) Security was fair valued at August 31, 2004, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

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           (continued)

USAA BALANCED STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

         (m) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

         (n) Repurchase agreements - the Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchse agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (o) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         * Non-income-producing security for the 12 months preceding August 31, 2004.
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

              TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       1-800-531-8181, in San Antonio 456-7200
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             1-800-531-8448, in San Antonio 456-7202

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       1-800-531-8066, in San Antonio 498-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
    USAA                ----------------------------------
                           INSURANCE o MEMBER SERVICES

48048-1004                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 28, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    OCTOBER 29, 2004
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.